Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
HOMETRUST BANK KSOP PLAN
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
EIN 56-0181785
PLAN NUMBER 002
December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Cost**	Current Value

*	HomeTrust Bancshares, Inc.	Common Stock	$8,033,580	$34,496,172
	Northern Trust	Collective S&P 500 Index Fund - DC (CIT)		9,307,908
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2040 CIT		6,647,497
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2030 CIT		6,367,373
	Harbor Capital Advisors	Harbor Capital Appreciation CIT		4,877,520
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2035 CIT		4,808,649
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2025 CIT		4,449,895
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2050 CIT		4,274,822
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2045 CIT		3,892,070
	New York Life	Stable Value Anchor Account		2,602,023
*	Principal	Self-Directed Brokerage Account		2,588,074
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2020 CIT		2,160,573
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2055 CIT		2,138,073
	MFS Investment Management	Mid Cap Growth CIT		2,073,916
	MFS Investment Management	Large Cap Value CIT		1,872,671
	Great Gray Trust Company	Great Gray EuroPacific Growth CIT		1,745,574
	Northern Trust	Collective Extended Equity Mkt Index Fund Nonlending (CIT)		1,524,700
	AB / Brown Advisory / Emerald Advisors	Small Cap Growth		1,325,894
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2015 CIT		1,181,386
	Fidelity Management & Research	Fidelity Core Plus Commingled Pool CIT		1,082,842
	Northern Trust	Collective All Country World Index (ex-US) CIT		895,543
	MFS Investment Management	Mid Cap Value CIT		839,326
	All Spring Investments	Special Small Cap Value		538,706
	Vanguard Group	Vanguard Fed Money Market Investor Fund		416,066
	Northern Trust	Collective Aggregate Bond Index Fund (CIT)		402,091
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid Income CIT		365,761
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2060 CIT		352,790
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2065 CIT		49,759
*	Principal Global Investors Trust Company	Principal LifeTime Hybrid 2070 CIT		33,364
*	Participant loans***	4.25 - 9.50%, due through June 2050	—	1,015,564
				$104,326,602
*    Party-in-interest to the Plan.
**    Cost omitted for participant-directed investments. The allocated portion of HomeTrust Bancshares, Inc. common stock is participant-directed and the unallocated portion is not participant-directed. Cost information has been included for the total of this investment.
***    The accompanying financial statements classify participant loans as notes receivable from participants.